OTHER NON-CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
OTHER NON-CURRENT ASSETS
Rental deposits	$ 1,288	$ 1,302	$ 1,375
Prepayment for Property, Plant and Equipment	21	511	1,069
Others	45	60	135
Other non-current assets	$ 1,354	$ 1,873	$ 2,579